Trade and Other Receivables - Schedule of Trade and Other Receivables at the End of the Reporting Date (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
United States of America, Dollars | Current Trade Receivables [Member]
Schedule of Trade and Other Receivables at the End of the Reporting Date [Line Items]
Allowance account for credit losses of financial assets	RM 18,233,446	RM 5,743,323